Shareholder Report, Holdings (Details)	May 31, 2025
C000005486 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000005486 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005486 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005486 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005486 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005486 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005486 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005486 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005486 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005486 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005486 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000005486 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000005486 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005486 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000005486 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005487 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000005487 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005487 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005487 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005487 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005487 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005487 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005487 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005487 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005487 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005487 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000005487 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000005487 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005487 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000005487 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000005488 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000005488 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000005488 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000005488 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005488 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000005488 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000005488 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005488 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005488 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000005488 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005488 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000005488 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000005488 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000005488 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000005488 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244819 | T. Rowe Price Limited Duration Inflation Focused Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000244819 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000244819 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244819 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000244819 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000244819 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000244819 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244819 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244819 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000244819 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244819 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000244819 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000244819 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000244819 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000244819 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.20%